Share-Based Compensation (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) [Line Items]
Grant or vest, percentage			25.00%
Authorized for issuance (in Shares)			21,000,000
Discounted debt-free, percentage			40.00%	40.00%
Discount for lack of marketability, percentage		6.00%
Unrecognized share-based compensation cost (in Dollars)		$ 82.4	$ 22.9
Weighted-average period		2 years	2 years 7 months 6 days
Redeemed incentive units (in Shares)	2,028,458
Excess of fair value (in Dollars)	$ 17.8
Additional compensation expense (in Dollars)	13.4
Marketing and selling expenses (in Dollars)	4.8
General and administrative expenses (in Dollars)	$ 8.6
Fully vested units (in Shares)		603,211	211,927
Additional paid-in capital (in Dollars)		$ 10.1	$ 0.9
Completion of the sale, term		17 years
Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Discounted debt-free, percentage		25.00%
Discount for lack of marketability, percentage		22.00%	25.00%
Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Discounted debt-free, percentage			40.00%
Discount for lack of marketability, percentage			25.00%	40.00%